Net financial income (loss)	6 Months Ended
Jun. 30, 2021
Net Financial Income (Loss) [Abstract]
Net financial income (loss)	Net financial income (loss)

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Income from cash and cash equivalents	—	—
Foreign exchange gains	2,511	177
Other financial income	—	56
Total financial income	2,511	234
Interest cost	(2,960)	(2,219)
IFRS 16 related interests	(152)	(169)
Foreign exchange losses	(39)	(39)
Total financial expenses	(3,152)	(2,428)
Net financial income (loss)	(640)	(2,194)
For the six month period ended June 30, 2021, the foreign exchange gains realized by the Company amounted to €2.5 million and are primarily €2.4 million related to the HSBC bank account denominated in U.S. dollars.

Interest costs for the six month period ended June 30, 2021 are mainly related to the EIB loan for an amount of €2.9 million which breaks down as follows:
•variable interests based on royalties to be paid on future sales for an amount of €2.0 million;
•fixed interest for a total amount of €889 thousand.

See Note 12.1 Conditional advances, bank loan and loan from public authorities.